GOVERNMENT ASSISTANCE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
GOVERNMENT GRANTS
Government grants	$ 7,340	$ 4,478
Government grants received	7,226	3,403
Government assistance receivable (Note 20)	114	1,075
Amount of reduction	7,340	4,478
Amount recognized in inventory	109
Cost of sales.
GOVERNMENT GRANTS
Amount of reduction	1,628	1,968
Wages and salaries
GOVERNMENT GRANTS
Amount of reduction	$ 5,712	$ 2,510